Subsequent Events	12 Months Ended
Sep. 26, 2020
Subsequent Events [Abstract]
Subsequent Events
15.  Subsequent Events

U.S Flexible Packaging Converting Disposition

In October 2020, the Company reached an initial agreement to sell its U.S. flexible packaging converting business which was primarily operated in the Engineered Materials segment for $140 million, which is preliminary and subject to adjustment at closing.  The Company reported fiscal 2020 net sales of approximately $200 million related to the sold business.  For the period ended September 26, 2020, the Company has classified assets of $162 million and liabilities of $25 million as held for sale.

Business Reorganization

In October 2020, the Company reorganized portions of its four operating segments in order to better align our various businesses for future growth.  This reorganization includes the following changes: (1) the Health, Hygiene & Specialties segment will include the Tapes business historically reported in our Engineered Materials segment, (2) the Consumer Packaging International segment will include the North American Healthcare business historically operated in Consumer Packaging North America segment and (3) the Engineered Materials segment will include the European films business which was historically operated in the Consumer Packaging International segment.  We will report results based on our reorganized structure beginning with our results for the first quarter of fiscal 2021.